ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

at December 31	2023	2022
(millions of Canadian $)

Trade payables	4,832	4,330
Fair value of derivative contracts (Note 29)	1,143	871
Regulatory liabilities (Note 14)	284	273
Keystone environmental provision	122	650
Contract liabilities (Note 6)	69	62
Class C Interests (Note 7)	19	37
Coastal GasLink contractual contribution (Notes 8, 12 and 33)	—	537
Other	518	389
	6,987	7,149
Keystone Environmental Provision
In December 2022, a pipeline incident occurred in Washington County, Kansas on the Keystone Pipeline System. At December 31, 2022, the Company accrued an environmental liability of $650 million, before expected insurance recoveries and not including potential fines and penalties which continue to be indeterminable. At June 30, 2023, the cost estimate for the incident was adjusted to $794 million based on a review of costs and commitments incurred and, at December 31, 2023,     remains unchanged. Amounts paid for the environmental remediation liability were $676 million at December 31, 2023 (December 31, 2022 – nil). The remaining balance reflected in Accounts payable and other and Other long-term liabilities     on the Company’s Consolidated balance sheet was $122 million and $9 million, respectively at December 31, 2023 (December 31, 2022 – $650 million and nil, respectively).
The expected recovery of the remaining estimated environmental remediation costs recorded in Other current assets and Other long-term assets were $150 million and $33 million, respectively at December 31, 2023 (December 31, 2022 – $410 million and $240 million, respectively). An additional $36 million was accrued during the year, which is expected to be recoverable from TC Energy's wholly-owned captive insurance subsidiary. This amount was recorded as an expense in Interest income and other in the Consolidated statement of income. During the year, the Company received $575 million (2022 – nil) from its insurance policies related to the costs for environmental remediation. Restoration activities are ongoing and expected to continue into 2024.